Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred income tax assets, net operating loss carry forwards	$ 144,342	$ 7,570
Total Deferred income tax assets	144,342	7,570
Less: Valuation allowance	(10,613)	(7,570)
Net deferred income tax assets	133,729
Deferred income tax liabilities, Intangible assets from business combination	213,511
Total deferred income tax liabilities	$ 213,511